Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	$ 724	$ 790
Plan assets, fair value of our debt securities	49	41
Dividends received on our common shares held in plan assets	$ 4	$ 4
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	1	1
Plan assets, fair value of our common shares	$ 95	$ 121
Domestic defined benefit plans [member] | Equity securities [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	33.00%	38.00%
Domestic defined benefit plans [member] | Debt securities [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	46.00%	42.00%
Domestic defined benefit plans [member] | Investments and other [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	21.00%	20.00%
Foreign defined benefit plans [member] | Equity securities [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	23.00%	22.00%
Foreign defined benefit plans [member] | Debt securities [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	42.00%	42.00%
Foreign defined benefit plans [member] | Investments and other [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	35.00%	36.00%
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	$ 633	$ 963
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	$ 113	$ 9
Defined benefit pension plans [member] | Equity securities [member] | Canada [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	10.00%	13.00%
Defined benefit pension plans [member] | Equity securities [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	24.00%	25.00%
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	$ 594	$ 612
Estimated contributions to pension plans and other post-employment benefit plans	578
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	354	370
Net interest expense (income) for pension plans	4	37
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	(8)	8
Net interest expense (income) for pension plans	4	5
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	65	$ 62
Estimated contributions to pension plans and other post-employment benefit plans	$ 78